Dividends - Additional Information (Details) $ / shares in Units, ¥ in Millions, $ in Millions			12 Months Ended
	Mar. 09, 2023 USD ($) $ / shares	May 04, 2022 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Common stock, dividends, per share, cash paid	$ 0.31	$ 0.63
Dividends	$ 1,000	$ 2,000	¥ 6,784		¥ 12,994
Payments of ordinary dividends, common stock			¥ 6,741	$ 949	¥ 13,087	¥ 0
American Depositary Share [Member]
Common stock, dividends, per share, cash paid	$ 0.62	$ 1.26